Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses And Other Current Liabilities
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012

Social insurance and benefits payables	$3,135	$3,795
Rental payable	1,517	2,129
Payables to suppliers	645	1,167
Accrued professional fees	1,118	1,038
Government subsidies	683	995
Accrued wages	1,067	852
Tax payables	2,239	452
Accrued royalty and license fee	430	287
Payables for construction in progress	2,426	212
Accrued facility fee	322	211
Customer deposits for minimum purchase	159	161
Commission payable	—	110
Warranty provision	36	83
Accrued testing fee	—	42
Accrued advertising expense	6,135	—
Others	279	250

	$20,191	$11,784